Schedule of new and amendments standards and interpretations starting at the current year (Details)	12 Months Ended
Dec. 31, 2021
Amendments To I A S 1 And I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Description	In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity
Impact	These changes did not have any impact in the consolidated financial statements.
I F R S 9 [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.
Impact	These changes did not have any impact in the consolidated financial statements.
Changes In I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Description	Amendments related to concession to tenants, in the application of the guidelines of IFRS 16, on the modification of the lease, when accounting for related benefits as a direct consequence of the Covid-19 pandemic.
Impact	These changes did not have any impact in the consolidated financial statements.